Capital adequacy	12 Months Ended
Dec. 31, 2021
Capital adequacy
38 Capital adequacy
The Group is subject to the Basel framework, as implemented in Switzerland, as well as Swiss legislation and regulations for systemically important banks, which include capital, liquidity, leverage and large exposure requirements and rules for emergency plans designed to maintain systemically relevant functions in the event of threatened insolvency. The legislation implementing the Basel framework in Switzerland in respect of capital requirements for systemically important banks, including Credit Suisse, goes beyond the Basel minimum standards for systemically important banks. The Group, which is subject to regulation by FINMA, has based its capital adequacy calculations on US GAAP financial statements, as permitted by FINMA Circular 2013/1.
Under the Capital Adequacy Ordinance, Swiss banks classified as systemically important banks operating internationally, such as Credit Suisse, are subject to two different minimum requirements for loss-absorbing capacity: such banks must hold sufficient capital that absorbs losses to ensure continuity of service (going concern requirement), and they must issue sufficient debt instruments to fund an orderly resolution without recourse to public resources (gone concern requirement). Going concern capital and gone concern capital together form the Group’s total loss-absorbing capacity. The going concern and gone concern requirements are generally aligned with the Financial Stability Board’s total loss-absorbing capacity standard. Under the Capital Adequacy Ordinance’s grandfathering provisions, additional tier 1 capital instruments with a low trigger qualify as going concern capital until their first call date; additional tier 1 capital instruments and tier 2 capital instruments that no longer qualify as going concern capital, qualify as gone concern capital until termination or one year before their final maturity, respectively. Additionally, there are FINMA decrees that apply to Credit Suisse as a systemically important bank operating internationally, including capital adequacy requirements as well as liquidity and risk diversification requirements. Banks that do not maintain the minimum requirements may be limited in their ability to pay dividends and make discretionary bonus payments and other earnings distributions.
The Group’s balance sheet positions and off-balance sheet exposures translate into risk-weighted assets, which are categorized as credit, market and operational risk-weighted assets. When assessing risk-weighted assets, it is not the nominal size, but rather the nature (including risk mitigation such as collateral or hedges) of the balance sheet positions or off-balance sheet exposures that determines the risk-weighted assets.
Leverage exposure consists of period-end total assets and prescribed regulatory adjustments, such as derivative financial instruments, securities financing transactions and off-balance sheet exposures.
Capital ratios measure the Group’s capital components against risk-weighted assets and leverage ratios measure them against the end-of-period leverage exposure.
As of December 31, 2021 and 2020, the Group’s capital position exceeded its capital requirements under the regulatory provisions outlined under Swiss Requirements.
Broker-dealer operations
Certain of the Group’s broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2021 and 2020, the Group and its subsidiaries complied with all applicable regulatory capital adequacy requirements.
Dividend restrictions
Certain of the Group’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).
Under the Swiss Code of Obligations, dividends may be paid out only if and to the extent the corporation has distributable profits from previous business years, or if the free reserves of the corporation are sufficient to allow distribution of a dividend. In addition, at least 5% of the annual net profits must be retained and booked as general legal reserves for so long as these reserves amount to less than 20% of the paid-in share capital. The reserves currently exceed this 20% threshold. Furthermore, dividends may be paid out only after shareholder approval at the Annual General Meeting.
As of December 31, 2021 and 2020, Credit Suisse Group AG was not subject to restrictions on its ability to pay the proposed dividends.
Swiss metrics
end of	2021	2020
Swiss capital (CHF million)
Swiss CET1 capital	38,529	35,351
Going concern capital	54,372	51,192
Gone concern capital [1]	46,648	41,852
Total loss-absorbing capacity (TLAC)	101,020	93,044
Swiss risk-weighted assets and leverage exposure (CHF million)
Swiss risk-weighted assets	268,418	275,576
Leverage exposure	889,137	812,996	[2]
Swiss capital ratios (%)
Swiss CET1 ratio	14.4	12.8
Going concern capital ratio	20.3	18.6
Gone concern capital ratio	17.4	15.2
TLAC ratio	37.6	33.8
Swiss leverage ratios (%)
Swiss CET1 leverage ratio	4.3	4.3
Going concern leverage ratio	6.1	6.3
Gone concern leverage ratio	5.2	5.1	[3]
TLAC leverage ratio	11.4	11.4
Swiss capital ratio requirements (%)
Swiss CET1 ratio requirement	10.0	10.0
Going concern capital ratio requirement	14.3	14.3
Gone concern capital ratio requirement	14.3	14.3
TLAC ratio requirement	28.6	28.6
Swiss leverage ratio requirements (%)
Swiss CET1 leverage ratio requirement	3.5	3.5
Going concern leverage ratio requirement	5.0	5.0
Gone concern leverage ratio requirement	5.0	5.0
TLAC leverage ratio requirement	10.0	10.0
1
Amounts are shown on a look-through basis. Certain tier 2 instruments and their related tier 2 amortization components are subject to phase out through 2022. As of 2021 and 2020, gone concern capital was CHF 46,897 million and CHF 42,198 million, including CHF 249 million and CHF 346 million, respectively, of such instruments.

2 Excludes CHF 110,677 million of cash held at central banks, after adjusting for the dividend paid in 2020.
3
The gone concern ratio would have been 4.5%, if calculated using a leverage exposure of CHF 923,673 million, without the temporary exclusion of cash held at central banks, after adjusting for the dividend paid in 2020, of CHF 110,677 million.

Bank
Capital adequacy
37 Capital adequacy
The Bank is subject to the Basel framework, as implemented in Switzerland, as well as Swiss legislation and regulations for systemically important banks. The Bank, which is subject to regulation by FINMA, has based its capital adequacy calculations on US GAAP financial statements, as permitted by FINMA Circular 2013/1.
> Refer to “Note 38 – Capital adequacy” in VI – Consolidated financial statements – Credit Suisse Group for further information.
As of December 31, 2021 and 2020, the Bank’s capital position exceeded its capital requirements under the regulatory provisions outlined under Swiss Requirements.
Broker-dealer operations
Certain of the Bank’s broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2021 and 2020, the Bank and its subsidiaries complied with all applicable regulatory capital adequacy requirements.
Dividend restrictions
Certain of the Bank’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).
As of December 31, 2021 and 2020, Credit Suisse AG was not subject to restrictions on its ability to pay the proposed dividends.
Swiss metrics
end of	2021	2020
Swiss capital (CHF million)
Swiss CET1 capital	44,185	40,691
Going concern capital [1]	59,110	55,648
Gone concern capital	41,316	41,857
Total loss-absorbing capacity (TLAC)	100,426	97,505
Swiss risk-weighted assets and leverage exposure (CHF million)
Swiss risk-weighted assets	267,558	276,157
Leverage exposure	895,810	806,005	[2]
Swiss capital ratios (%)
Swiss CET1 ratio	16.5	14.7
Going concern capital ratio	22.1	20.2
Gone concern capital ratio	15.4	15.2
TLAC ratio	37.5	35.3
Swiss leverage ratios (%)
Swiss CET1 leverage ratio	4.9	5.0
Going concern leverage ratio	6.6	6.9
Gone concern leverage ratio	4.6	5.2	[3]
TLAC leverage ratio	11.2	12.1
Swiss capital ratio requirements (%)
Swiss CET1 ratio requirement	10.0	10.0
Going concern capital ratio requirement	14.3	14.3
Gone concern capital ratio requirement	14.3	14.3
TLAC ratio requirement	28.6	28.6
Swiss leverage ratio requirements (%)
Swiss CET1 leverage ratio requirement	3.5	3.5
Going concern leverage ratio requirement	5.0	5.0
Gone concern leverage ratio requirement	5.0	5.0
TLAC leverage ratio requirement	10.0	10.0
1
Amounts are shown on a look-through basis. Certain tier 2 instruments and their related tier 2 amortization components are subject to phase out through 2022. As of 2021 and 2020, gone concern capital was CHF 41,565 million and CHF 42,203 million, including CHF 249 million and CHF 346 million, respectively, of such instruments.

2 Excludes CHF 124,218 million of cash held at central banks, after adjusting for the dividend paid in 2020.
3
The gone concern ratio would have been 4.5%, if calculated using a leverage exposure of CHF 930,223 million, without the temporary exclusion of cash held at central banks, after adjusting for the dividend paid in 2020, of CHF 124,218 million.